Leases	12 Months Ended
Dec. 31, 2018
Leases
Leases

23. Leases

Finance leases

Lessee

Future minimum lease payments under financing lease arrangements at the end of the considered reporting periods were as follows:

PRESENT VALUE OF MINIMUM LEASE PAYMENTS

	December 31, 2018
	(€ in thousands)
	Minimum future lease payments obligation	Unamortized interest expense	Present value of minimum future lease payments obligation
due within 1 year	36	(2)	34
due between 1 and 5 years	73	(2)	71
Total	109	(4)	105

	December 31, 2017
	(€ in thousands)
	Minimum future lease payments obligation	Unamortized interest expense	Present value of minimum future lease payments obligation
due within 1 year	320	(12)	308
due between 1 and 5 years	175	(4)	171
Total	495	(16)	479

Operating Leases

Lessee

The estimated payment schedule regarding operating leases at the end of the considered reporting periods was as follows:

OPERATING LEASE OBLIGATIONS

	December 31,
	2018	2017
	(€ in thousands)
Less than 1 year	554	486
1 to 5 years	1,666	762
Over five years	364	398
Total	2,584	1,646

Operating lease expenses were kEUR 528, kEUR 537, and kEUR 630 in the financial years 2018,  2017, and 2016, respectively. Operating lease expenses are primarily related to the rental agreements for real estate regarding our foreign operations.

Lessor

voxeljet leased two of its self‑produced 3D printers to two customers. Under the lease contract, voxeljet bears a majority of the substantial risks and rewards of the underlying assets.

Operating lease payments receivable for subleases

	December 31,
	2018	2017
	(€ in thousands)
Less than 1 year	94	30
1 to 5 years	--	--
Total	94	30

The operating lease income was kEUR 31, kEUR 145 and kEUR 89 in the financial years 2018,  2017, and 2016, respectively.